Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 29,000	$ 36,000	$ 95,000	$ 109,000	$ 144,000	$ 354,000
Gain (Loss) on Disposition of Other Assets						$ 600,000